Revenue - Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for expected credit losses	$ 4,547	$ 3,287
Credit loss expense	279	8,316
Write-offs and adjustments	(1,225)	(7,056)
Allowance for expected credit losses, end of period	$ 3,601	$ 4,547